FINANCIAL RISK MANAGEMENT (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Interest, refundable deposits, and other receivables	$ 17	$ 0
Restricted cash	872	852
Cash and cash equivalents	18,200	14,173
Non-current trade payables	338	463
Trade and other payables	1,055	1,833
Payables to related parties	287	237
Credit risk
Statement [Line Items]
Interest, refundable deposits, and other receivables	595	64
Restricted cash	872	852
Cash and cash equivalents	18,200	14,173
Total exposure	19,667	15,089
Foreign Exchange Risk
Statement [Line Items]
Amounts receivable	676	108
Cash and cash equivalents and restricted cash	18,069	7,347
Total Financial assets	18,745	7,455
Non-current trade payables	(338)	(463)
Convertible notes	(18,884)	0
Trade and other payables	(724)	(1,383)
Payables to related parties	(134)	(71)
Total Financial liabilities	(20,080)	(1,917)
Net financial assets exposed to foreign currency risk	$ (1,335)	$ 5,538